FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Net profit on sale of financial investments	S/ 38,055	S/ 21,879
Changes in the fair value of financial assets	68,311	58,351
Dividends, interests and others	9,261	13,434
Total	S/ 115,627	S/ 93,664	S/ (53,935)